Note 6 - Property and Equipment (Tables)	3 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
	Computer and office equipment	Leasehold Improvements	Total
Cost, January 1, 2018	$89,787	$-	$89,787
Effect of foreign exchange	321	-	321
Cost, March 31, 2018	$90,108	-	$90,108
Additions	7,839	33,180	41,019
Write off	(12,126)	-	(12,126)
Effect of foreign exchange	(72)	-	(72)
Cost, December 31, 2018	$85,749	$33,180	$131,055
Additions	450	-	450
Effect of foreign exchange	(283)		(283)
Cost, March 31, 2019	$85,916	$33,180	$119,096

Accumulated depreciation, January 1, 2018	$59,098	$-	$59,098
Charge for the period	1,653	-	1,653
Effect of foreign exchange	295	-	295
Accumulated depreciation, March 31, 2018	$61,046	$-	$61,046
Charge for the period	5,103	11,613	16,716
Write off	(12,126)	-	(12,126)
Effect of foreign exchange	129	-	129
Accumulated depreciation, December 31, 2018	$54,152	$11,613	$77,891
Charge for the period	1,507	2,903	4,410
Effect of foreign exchange	(268)	-	(268)
Accumulated depreciation, March 31, 2019	$55,391	$14,516	$69,907
Net book value, January 1, 2018	$30,689	$-	$30,689
Net book value, March 31, 201 8	$29,062	$-	$29,062
Net book value, December 3 1, 2018	$31,597	$21,567	$53,164
Net book value, March 31, 201 9	$30,525	$18,664	$49,189